Taxation	6 Months Ended
Jun. 30, 2026
Taxation
Taxation

12.Taxation

For the six months ended June 30, 2026 and 2025 the Group recognized income tax expense in the amount of 3,348 and 2,920 respectively.

The applicable tax rate used for reconciliation of the effective tax rate below is 15%, which is the tax rate enacted in Cyprus, the place where our revenue is mainly generated, at the end of the reporting period. The holding company is established in British Virgin Islands which have a zero-rated income tax regime.

(a)Cyprus IP box regime

In 2012, the government of Cyprus introduced a regime applicable to Intellectual Property (IP) (the ‘Old IP Regime’). The provisions of the Old IP regime allow for an 80% deemed deduction on royalty income and capital gains upon disposal of IP, owned by Cypriot resident companies (net of any direct expenses and amortization amounts over a 5-year period), bringing the effective tax rate on eligible IP income down to 3%.

In 2016, the House of Representatives passed amendments to the Income Tax Law (the ‘New IP Regime’) in order to align the current Cyprus IP tax legislation with the provisions of Action 5 of the OECD’s Base Erosion and Profit Shifting (BEPS) project. The amendments apply retroactively, from July 1, 2016, but according to transitional arrangements, companies benefiting from the Old IP Regime could continue to apply its provisions until June 30, 2021, as long as the IP assets either generated income or their development was completed as at June 30, 2016. Therefore, the Group continued to benefit from the Old IP Regime up to June 30, 2021.

Starting from July 1, 2021, the Group applies the provisions of the New IP Regime, which are based on the nexus approach. According to the nexus approach, for an intangible asset to qualify for the benefits of the regime, there needs to be a direct link between the qualifying income and the qualifying expenses contributing to that income. An amount equal to 80% of the qualifying profits earned from qualifying intangible assets are excluded from the taxable profit and, as a result, the effective tax rate on eligible IP income can be as low as 3%.

Under both the Old and the New IP Regimes, in case a loss arises instead of profit, the amount of loss that can be set off is limited to 20%. The respective tax loss can be carried forward and utilized for the period of 7 years. Ending of the Old IP Box regime on June 30, 2021 and transition to the New IP Regime does not affect the amount of income tax recognized at June 30, 2026, nor is it expected to increase the Group’s future current tax charge significantly.

(b)Reconciliation of the effective tax rate

The reconciliation of the effective tax rate to a statutory tax rate is presented in a table below:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Profit before income tax	40,696	33,811	21,610	18,221
Tax calculated at the applicable tax rate	(6,104)	(4,226)	(3,241)	(2,277)
Effect of different tax rates in other countries	(14)	(79)	(19)	(47)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(522)	(645)	(157)	(558)
Tax effect of deductions under special tax regimes	4,211	3,432	2,181	2,041
Tax effect of tax losses brought forward	993	337	443	151
Tax effect of not recognized deferred tax asset regarding the loss carryforward	(993)	(338)	(443)	(152)
Overseas tax in excess of credit claim used during the period	(911)	(1,401)	(428)	(754)
Underprovision of tax liability	(8)	—	(2)	—
Income tax expense	(3,348)	(2,920)	(1,666)	(1,596)

Income tax liability as at the balance sheet date is 4,227 (1,832: as at December 31, 2025) and includes an amount of 368 recognized for certain tax uncertainties and risks regarding the determination of taxable income resulting from the acquisition of Cubic Games Studio Ltd.

(c)Uncertainty over the income tax treatment and unrecognized deferred tax asset

As of January 1, 2026, under the Cypriot law the tax losses may be carried forward for seven years (previously five years). Group companies may deduct losses against profits arising during the same tax year. As at June 30, 2026 the Group did not recognize a deferred tax asset of 31 resulting mainly from tax losses reported in 2025 but not surrendered under the tax group relief method. Tax losses for which no deferred tax asset was recognized mainly expire in 2026.

(d)Prepaid tax

As at June 30, 2026 and December 31, 2025 prepaid tax amount mainly relates to overpaid corporate income tax by Cubic Games Studio Ltd. On February 16, 2024, the tax examination of Nexters Global Ltd was finalised and the refund was approved and used to offset the tax liability for the years 2022 and 2023.